UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Chilton Capital Management Advisors Inc

Address:   1177 West Loop South,
           Suite 1310
           Houston, TX 77027


Form 13F File Number: 28-07004


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas M. Motter
Title:  Chief Investment Officer
Phone:  713-650-1995

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter               Houston, TX                        2/9/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              79

Form 13F Information Table Value Total:  $  148,358,350
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                     COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
----------------------------------------- -------------- --------- ---------- ----------------- ---------- -------- ----------------
                                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
----------------------------------------- -------------- --------- ---------- -------- --- ---- ---------- -------- ---- ------ ----
Alere                                     Com            01449j105  178023.90     7710          SOLE                Sole      0    0
Nordic American Tanker Shipping           Com            g65773106  219656.80    18320          SOLE                Sole      0    0
BB&T Capt Trust VI 9.6% 08/01/64 Series B Com            05531b201  225120.00     8400          SOLE                Sole      0    0
American Express                          Com            025816109  245000.98     5194          SOLE                Sole      0    0
Magellan Midstream Partners LP            Com            559080106  275520.00     4000          SOLE                Sole      0    0
NorthWestern Corp                         Com            668074305  323899.50     9050          SOLE                Sole      0    0
Wells Fargo Cap VII 5.85%(050133)(cNow)   Com            94979b204  328029.00    12940          SOLE                Sole      0    0
Symantec                                  Com            871503108  347195.25    22185          SOLE                Sole      0    0
Sysco                                     Com            871829107  349027.00    11900          SOLE                Sole      0    0
Waters                                    Com            941848103  360623.50     4870          SOLE                Sole      0    0
Royal Dutch Shell Cl-A ADR                Com            780259206  377144.40     5160          SOLE                Sole      0    0
M&T Capital Trust IV 8.50% pfd A          Com            55292c203  381213.63    14679          SOLE                Sole      0    0
(c013113)
Joy Global                                Com            481165108  389844.00     5200          SOLE                Sole      0    0
Goldman Sachs                             Com            38141g104  392647.06     4342          SOLE                Sole      0    0
FMC Corp                                  Com            302491303  394493.40     4585          SOLE                Sole      0    0
Bruker                                    Com            116794108  412965.00    33250          SOLE                Sole      0    0
BorgWarner                                Com            099724106  413672.60     6490          SOLE                Sole      0    0
Starwood Htls & Resorts                   Com            85590A401  419257.80     8740          SOLE                Sole      0    0
Cameron International                     Com            13342B105  430904.40     8760          SOLE                Sole      0    0
Hain Celestial Group                      Com            405217100  474563.70    12945          SOLE                Sole      0    0
Enterprise Products Partners              Com            293792107  477250.20    10290          SOLE                Sole      0    0
Tractor Supply                            Com            892356106  493154.50     7030          SOLE                Sole      0    0
Hershey                                   Com            427866108  515882.21     8350          SOLE                Sole      0    0
Public Storage 6.875% Pfd Series M        Com            74460d232  532108.60    20908          SOLE                Sole      0    0
Aetna                                     Com            00817y108  550579.50    13050          SOLE                Sole      0    0
BE Aerospace                              Com            073302101  583940.35    15085          SOLE                Sole      0    0
Calpine                                   Com            131347304  585838.75    35875          SOLE                Sole      0    0
CVR Partners LP                           Com            126633106  591957.00    23850          SOLE                Sole      0    0
Dow Chemical                              Com            260543103  641491.80    22305          SOLE                Sole      0    0
NuStar Energy LP                          Com            67058h102  691818.60    12210          SOLE                Sole      0    0
Merck                                     Com            58933y105  695376.50    18445          SOLE                Sole      0    0
Diageo PLC-Sponsored ADR                  Com            25243q205  788965.50     9025          SOLE                Sole      0    0
Cisco                                     Com            17275R102  797056.80    44085          SOLE                Sole      0    0
Varian Medical Systems                    Com            92220p105  979829.48    14596          SOLE                Sole      0    0
Teva Pharmaceutical ADR                   Com            881624209 1025951.20    25420          SOLE                Sole      0    0
Thermo Fisher Scientific                  Com            883556102 1131670.05    25165          SOLE                Sole      0    0
CVS                                       Com            126650100 1148364.80    28160          SOLE                Sole      0    0
3M                                        Com            88579Y101 1158522.75    14175          SOLE                Sole      0    0
Ultra Petroleum Corp                      Com            903914109 1274386.30    43010          SOLE                Sole      0    0
Schlumberger                              Com            806857108 1344887.28    19688          SOLE                Sole      0    0
Monsanto                                  Com            61166w101 1359147.79    19397          SOLE                Sole      0    0
EOG Resources                             Com            26875p101 1504247.70    15270          SOLE                Sole      0    0
Western Gas Partners LP                   Com            958254104 1506561.35    36505          SOLE                Sole      0    0
Google Cl A                               Com            38259p508 1513343.70     2343          SOLE                Sole      0    0
Apple Computer                            Com            037833100 1547505.00     3821          SOLE                Sole      0    0
Cummins                                   Com            231021106 1564156.68    17770          SOLE                Sole      0    0
Nestle SA Spons ADR                       Com            641069406 1722905.61    29835          SOLE                Sole      0    0
National Oilwell Varco                    Com            637071101 1776918.65    26135          SOLE                Sole      0    0
Southern Cal Edison 6.05% Var Rate Pfd    Com            842400756 1778887.50    17800          SOLE                Sole      0    0
Waste Management                          Com            94106L109 1897670.65    58015          SOLE                Sole      0    0
Corning                                   Com            219350105 1953100.60   150470          SOLE                Sole      0    0
Sempra Energy                             Com            816851109 1984400.00    36080          SOLE                Sole      0    0
Life Technologies                         Com            53217v109 1991880.72    51192          SOLE                Sole      0    0
Cullen Frost Bankers                      Com            229899109 2071161.95    39145          SOLE                Sole      0    0
Xilinx                                    Com            983919101 2110308.69    65824          SOLE                Sole      0    0
Greenlight Capital                        Com            G4095J109 2133495.45    90135          SOLE                Sole      0    0
Applied Materials                         Com            038222105 2402736.91   224345          SOLE                Sole      0    0
Loews Corp                                Com            540424108 2690845.50    71470          SOLE                Sole      0    0
Novartis AG ADR                           Com            66987v109 2934821.95    51335          SOLE                Sole      0    0

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                     COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
----------------------------------------- -------------- --------- ---------- ----------------- ---------- -------- ----------------
                                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
----------------------------------------- -------------- --------- ---------- -------- --- ---- ---------- -------- ---- ------ ----
Canadian Natural Resources                Com            136385101 3169349.70    84810          SOLE                Sole      0    0
Wal-Mart                                  Com            931142103 3226442.40    53990          SOLE                Sole      0    0
Altera                                    Com            021441100 3244209.50    87445          SOLE                Sole      0    0
Sociedad Quimica y Minera de Chile SA     Com            833635105 3341123.25    62045          SOLE                Sole      0    0
Pepsico                                   Com            713448108 3440181.15    51849          SOLE                Sole      0    0
Emerson Electric                          Com            291011104 3440904.45    73855          SOLE                Sole      0    0
Costco Wholesale                          Com            22160k105 3464862.20    41585          SOLE                Sole      0    0
American Tower Corp Cl A                  Com            03027x100 4029671.50    67150          SOLE                Sole      0    0
Rogers                                    Com            775109200 4055680.65   105315          SOLE                Sole      0    0
Coca Cola                                 Com            191216100 4073303.55    58215          SOLE                Sole      0    0
US Bancorp Float Rate Pfd                 Com            902973155 4109112.70   187840          SOLE                Sole      0    0
3.5%min(c041511)
Procter & Gamble                          Com            742718109 4231081.75    63425          SOLE                Sole      0    0
Halliburton                               Com            406216101 4655433.41   134901          SOLE                Sole      0    0
Microsoft                                 Com            594918104 4710208.36   181441          SOLE                Sole      0    0
Vodafone PLC ADR                          Com            92857w209 4792541.37   170979          SOLE                Sole      0    0
Johnson & Johnson                         Com            478160104 4905318.42    74799          SOLE                Sole      0    0
Wells Fargo                               Com            949746101 4937915.11   179170          SOLE                Sole      0    0
Qualcomm                                  Com            747525103 5396782.79    98661          SOLE                Sole      0    0
Berkshire Hathaway Inc Cl B               Com            084670702 5932553.90    77753          SOLE                Sole      0    0
Exxon Mobil                               Com            30231g102 9809743.86   115736          SOLE                Sole      0    0